9. LONG-TERM LOAN: Schedule of Long-term Loan (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Details
Long-term loan, gross amount	$ 25,127	$ 30,451
Current portion of long-term loan	7,031	6,393
Long-term loan, less current portion	18,096	24,058
Long-term loan payment schedule - Year 1	8,373	8,072
Long-term loan payment schedule - Year 2	8,373	8,072
Long-term loan payment schedule - Year 3	8,373	8,072
Long-term loan payment schedule - Year 4	2,791	8,072
Long-term loan payment schedule - Year 5	0	2,524
Long-term loan, with payment schedule	27,911	34,812
Long-term loan, imputed interest	2,596	4,126
Long-term loan, other fees	188	235
Long-term loan, less imputed interest	$ 25,127	$ 30,451